Note 8 - Long-term Investments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
8.	LONG-TERM INVESTMENTS

(In Thousands)

	December 31
	2019	2018

Sigurd Cayman	$992	$992
EMC	3,180	9,417
PVEF	-	36

Total	$4,172	$10,445

In
July 2008,
the Company invested in preferred shares of Sigurd Cayman for
$5,700,000
to become a strategic partner of Sigurd Microelectronics Corporation (“Sigurd”). Upon completion of the transaction, the Company obtained a
19.54%
ownership of Sigurd Cayman. Prior to
2018,
the Company accounts for the investment under the cost method as the Company does not
have significant influence over operating and financial policies of Sigurd Cayman and management of Sigurd holds the controlling interests. In
April 2010,
the Company participated in another round of preferred shares issued by Sigurd Cayman amounting to
$1,500,000.
In
September 2015,
Sigurd Cayman announced the liquidation of its wholly owned subsidiary, Sigurd Microelectronics (Wuxi) Co., Ltd. (“Sigurd Wuxi”), whose sales and operations account for the majority business of Sigurd Cayman. In view of Sigurd Cayman’s recurring financial losses and its decision to cease operations of Sigurd Wuxi, the Company determined that the decline in fair value of the investment in Sigurd Cayman was other-than-temporary and recognized an impairment charge of
$4,835,000
in
2015.
In
December 2017,
Sigurd Cayman completed a share buyback program. Accordingly, a portion of Company’s shares in Sigurd Cayman were returned in exchange for cash of
$1,133,000.
Under ASU
2016
-
01,
the Company utilizes the measurement alternative to account for equity investments in privately-held companies without readily determinable fair values, and the Company revalued and recorded an impairment adjustment of
$240,000
at
December 31, 2018.
As of
December 31, 2019,
the Company held
8,557,577
shares, which represented an
18.88%
ownership of Sigurd Cayman.
No
impairment losses were incurred related to investment in Sigurd Cayman in
2019.

In
November 2005,
the Company invested in PVEF, a fund management company in Singapore, with an investment amount of
$585,000
(
SG$1,000,000
) for
20
units in the placement at
SG$50,000
per unit. The Company further invested
$357,000
(
SG$500,000
) in
June 2010
to obtain
30
units. A portion of the shares were redeemed by PVEF in
November 2012,
and
May 2015
at a cost of
$445,000
and
$330,000,
respectively, and the carrying cost of the Company is reduced to
$167,000
accordingly. In
December 2015,
in view of the fund’s liquidation and continuous lower net asset value than the cost, the Company determined that the decline in fair value of the investment in PVEF was other-than- temporary and recognized an impairment charge of
$118,000.
A portion of the shares were further redeemed by PVEF, gains of
20,000
and
12,000
were recognized for
2017
and
2016,
respectively. Accordingly, the carrying cost of the investment was reduced to
$36,000
as of
December 31, 2017.
The Company held a
5%
interest in the fund as of
December 31, 2018.
No
further impairment was recognized given the qualitative assessment made by the Company in
2018.
In
March 2019,
the liquidator of PVEF declared a final distribution and the fund would be dissolved at the expiration of
3
months from the date of the final meeting held in
April 2019.
As a result, the Company recorded an impairment charge of
$30,000
which is the difference between carrying cost and the liquidation value.

The Company invested
$1,960,000
(
NT$62,900,000
) in EMC’s
3,468,000
ordinary shares in
June 2010.
EMC is a fabless power device design company in Taiwan, specialized in power semiconductor process development, and the design of high efficiency power device and system. In
December 2012,
the Company sold
200,000
shares in the amount of
$138,000.
In
January 2018,
EMC successfully listed on Taipei Exchange. The Company recognized gains on its quoted market price to record the changes in fair value. The gain of
$10,156,000
and
$818,000
on net fair value changes including a portion of disposal were recorded for the year ended
December 31, 2018
and
December 31, 2019,
respectively. As of
December 31, 2019,
the Company held
797,854
shares at the cost of
$420,000,
which represented a
2.26%
ownership of EMC.